Financial Instruments Fair Value Risk (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Fair Values of Financial Assets and Financial Liabilities
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
			Carrying	Carrying
	Fair value	Fair value	amount	amount
	2019	2018	2019	2018
Fair values of financial assets and financial liabilities		(Restated) (a)		(Restated) (a)
Financial assets
Cash and cash equivalents	4,185	3,230	4,185	3,230
Financial assets at amortised cost	798	629	798	629
Financial assets at fair value through other comprehensive income	266	329	266	329
Financial assets at fair value through profit or loss:
Derivatives	134	194	134	194
Other	583	364	583	364

	5,966	4,746	5,966	4,746
Financial liabilities
Bank loans and overdrafts	(853)	(816)	(853)	(814)
Bonds and other loans	(26,525)	(23,691)	(25,032)	(23,391)
Lease liabilities	(1,919)	(1,981)	(1,919)	(1,981)
Derivatives	(270)	(402)	(270)	(402)
Other financial liabilities	(183)	(150)	(183)	(150)

	(29,750)	(27,040)	(28,257)	(26,738)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
								Total fair	Total fair
		Level 1	Level 1	Level 2	Level 2	Level 3	Level 3	value	value
	Notes	2019	2018	2019	2018	2019	2018	2019	2018
Assets at fair value
Financial assets at fair value through other comprehensive income	17A	7	160	4	5	255	164	266	329
Financial assets at fair value through profit or loss:
Derivatives (a)	16C	—	—	208	276	—	—	208	276
Other	17A	311	145	—	—	272	219	583	364

Liabilities at fair value
Derivatives (b)	16C	—	—	(326)	(542)	—	—	(326)	(542)
Contingent consideration	14	—	—	—	—	(154)	(142)	(154)	(142)

(a)	Includes €74 million (2018: €82 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(56) million (2018: €(140) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2019	2018
1 January	241	(101)
Gains and losses recognised in income statement	(9)	272
Gains and losses recognised in other comprehensive income	43	(9)
Purchases and new issues	83	4
Sales and settlements	15	75
31 December	373	241